CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Contract revenues		$ 663	$ 605	$ 863
Management contract revenue		177	289	338
Total operating revenues		907	961	1,254
Operating expenses
Depreciation		(127)	(318)	(397)
Amortization of intangibles		0	(1)	(105)
Management contract expense	[1]	(174)	(390)	(302)
Selling, general and administrative expenses		(67)	(74)	(91)
Total operating expenses		(1,012)	(1,358)	(1,589)
Other operating items
Loss on impairment of long-lived assets		(152)	(4,087)	0
Loss on impairment of intangibles		0	(21)	0
Gain on disposals		47	15	0
Other operating income	[1]	54	9	39
Total other operating items		(51)	(4,084)	39
Operating loss		(156)	(4,481)	(296)
Financial and other non-operating items
Interest income	[1]	1	8	33
Interest expense		(109)	(398)	(407)
Loss on impairment of investments		0	0	(6)
Share in results from associated companies (net of tax)		3	0	(22)
Fair value measurement on deconsolidation of VIE		0	509	0
Loss on derivative financial instrument		0	(3)	(37)
Foreign exchange loss		(4)	(23)	(11)
Reorganization items, net		(296)	0	0
Other financial and non-operating items	[1]	(11)	(43)	(1)
Total financial and other non-operating items, net		(416)	50	(451)
Loss before income taxes		(572)	(4,431)	(747)
Income tax benefit		0	1	44
Loss from continuing operations		(572)	(4,430)	(703)
Loss from discontinued operations, net of income taxes		(15)	(233)	(519)
Net loss		(587)	(4,663)	(1,222)
Net loss attributable to the parent		(587)	(4,659)	(1,219)
Net loss attributable to the non-controlling interest		0	(3)	(1)
Net loss attributable to the redeemable non-controlling interest		$ 0	$ (1)	$ (2)
Basic loss per share from continuing operations (US dollar)		$ (5.7)	$ (44.11)	$ (7)
Diluted loss per share from continuing operations (US dollar)		(5.7)	(44.11)	(7)
Basic loss per share (U.S. dollar)		(5.85)	(46.43)	(12.18)
Diluted loss per share (U.S. dollar)		$ (5.85)	$ (46.43)	$ (12.18)
Reimbursable revenues
Operating revenues
Reimbursable revenues		$ 35	$ 37	$ 41
Operating expenses
Expenses		(32)	(34)	(39)
Other revenues
Operating revenues
Reimbursable revenues	[1]	32	30	12
Vessel and rig operating expenses
Operating expenses
Expenses		$ (612)	$ (541)	$ (655)

[1]	Includes transactions with related parties. Refer to Note 27 - "Related party transactions" for further details.